Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		$ 76,457	[1]	$ 71,629
Additions	[2]	12,757		11,500
Remeasurements of index-linked freight contracts	[3]	340		(210)
Depreciation for the year		(6,060)		(5,429)
Net impairments for the year		(2,406)		(171)
Disposals		(11)		(20)
Divestment of subsidiaries and operations		(318)		(43)
Transfers and other movements		(720)		(864)
At the end of the financial year		80,046	[1]	76,457	[1]	$ 71,629
Property, plant and equipment		80,046	[1]	76,457	[1]	71,629
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net impairments for the year		(2,399)	[4]	(106)	[4]	(3,833)
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		151,586
At the end of the financial year		162,920		151,586
Property, plant and equipment		162,920		151,586
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		(75,129)
At the end of the financial year		(82,874)		(75,129)
Property, plant and equipment		(82,874)		(75,129)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		7,411	[1]	7,565
Additions	[2]	87		28
Remeasurements of index-linked freight contracts	[3]	0		0
Depreciation for the year		(581)		(578)
Net impairments for the year	[4]	0		(7)
Disposals		(5)		(1)
Divestment of subsidiaries and operations		(5)		0
Transfers and other movements		926		404
At the end of the financial year		7,833	[1]	7,411	[1]	7,565
Property, plant and equipment		7,833	[1]	7,411	[1]	7,565
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		15,617
At the end of the financial year		16,607		15,617
Property, plant and equipment		16,607		15,617
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		(8,206)
At the end of the financial year		(8,774)		(8,206)
Property, plant and equipment		(8,774)		(8,206)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		36,553	[1]	34,504
Additions	[2]	2,265		1,653
Remeasurements of index-linked freight contracts	[3]	340		(210)
Depreciation for the year		(5,130)		(4,441)
Net impairments for the year	[4]	(99)		(76)
Disposals		(4)		(19)
Divestment of subsidiaries and operations		(144)		(1)
Transfers and other movements		6,285		5,143
At the end of the financial year		40,066	[1]	36,553	[1]	34,504
Property, plant and equipment		40,066	[1]	36,553	[1]	34,504
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		93,385
At the end of the financial year		101,437		93,385
Property, plant and equipment		101,437		93,385
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		(56,832)
At the end of the financial year		(61,371)		(56,832)
Property, plant and equipment		(61,371)		(56,832)
Other mineral assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		12,237	[1]	12,227
Additions	[2]	1,129		1,066
Remeasurements of index-linked freight contracts	[3]	0		0
Depreciation for the year		(349)		(410)
Net impairments for the year	[4]	0		(23)
Disposals		0		0
Divestment of subsidiaries and operations		(162)		(42)
Transfers and other movements		(562)		(581)
At the end of the financial year		12,293	[1]	12,237	[1]	12,227
Property, plant and equipment		12,293	[1]	12,237	[1]	12,227
Other mineral assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		20,359
At the end of the financial year		20,756		20,359
Property, plant and equipment		20,756		20,359
Other mineral assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		(8,122)
At the end of the financial year		(8,463)		(8,122)
Property, plant and equipment		(8,463)		(8,122)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		20,046	[1]	17,097
Additions	[2]	9,215		8,703
Remeasurements of index-linked freight contracts	[3]	0		0
Depreciation for the year		0		0
Net impairments for the year	[4]	(2,300)		0
Disposals		(2)		0
Divestment of subsidiaries and operations		(7)		0
Transfers and other movements		(7,318)		(5,754)
At the end of the financial year		19,634	[1]	20,046	[1]	17,097
Property, plant and equipment		19,634	[1]	20,046	[1]	17,097
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		22,002
At the end of the financial year		23,890		22,002
Property, plant and equipment		23,890		22,002
Assets under construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		(1,956)
At the end of the financial year		(4,256)		(1,956)
Property, plant and equipment		(4,256)		(1,956)
Exploration and evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		210	[1]	236
Additions	[2]	61		50
Remeasurements of index-linked freight contracts	[3]	0		0
Depreciation for the year		0		0
Net impairments for the year	[4]	0		0
Disposals		0		0
Divestment of subsidiaries and operations		0		0
Transfers and other movements		(51)		(76)
At the end of the financial year		220	[1]	210	[1]	236
Property, plant and equipment		220	[1]	210	[1]	$ 236
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		223
At the end of the financial year		230		223
Property, plant and equipment		230		223
Exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year		(13)
At the end of the financial year		(10)		(13)
Property, plant and equipment		$ (10)		$ (13)

[1]	Includes the carrying value of the Group’s right-of-use assets relating to land and buildings and plant and equipment of US$3,030 million (2025: US$2,653 million). Refer to note 22 'Leases' for the movement of the right-of-use assets.
[2]	Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 'Closure and rehabilitation provisions'.
[3]	Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 22 'Leases'.
[4]	Refer to note 13 'Impairment of non-current assets' for information on impairments.